Transactions with associates companies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Transactions with associates companies [Line Items]
Royalty income	$ 15,928	$ 18,638	$ 22,297
Energy income	3,255	3,173	3,181
Supplies income	169	890	1,259
Minerals income	0	211	683
Revenue from mining concessions, property, plant and equipment	0	0	11
Purchase of supplies from related party	53	55		$ 9
Sales of services	21,052	20,285	23,661
Dividends received and collected	148,411	3,649	33,388
Interest income on loans made to related party	89	114	86
Dividends paid to non-controlling shareholders	6,160	5,140	6,500
Energy transmission [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	153	320	287
Operation and maintenance [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	262	280	287
Administrative and Management services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services		802	672	$ 359
Constructions services [Member]
Disclosure Of Transactions with associates companies [Line Items]
Sales of services	8	72	4
Compania Minera Coimolache S.A. [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	11,320	3,649	4,011
Sociedad Minera Cerro Verde S.A.A.
Disclosure Of Transactions with associates companies [Line Items]
Dividends received and collected	137,091	0	29,377
Transportadora Callao SA [Member]
Disclosure Of Transactions with associates companies [Line Items]
Interest income on loans made to related party	89	114	86
Newmont Peru Limited [Member]
Disclosure Of Transactions with associates companies [Line Items]
Dividends paid to non-controlling shareholders	$ 6,160	$ 5,140	$ 6,500